Income Opportunities Fund	January 31, 2026

Schedule of Investments (Unaudited)
(in thousands, except share data)
Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Leverged Loans - 62.52%

Aerospace & Defense - 0.13%
V2X LLC	TL 1L B 12/21	SOFR + 2.25%	12/6/2030	USD	657	$661

Alternative Carriers - 3.58%
Iridium Satellite LLC	TL 1L 05/24	SOFR + 2.25%	9/20/2030	USD	5,802	5,520
Level 3 Financing Inc	TL 1L B4 09/25	SOFR + 3.25%	3/29/2032	USD	5,536	5,551
Lumen Technologies Inc	TL 1L B2 03/24	SOFR + 2.35%	4/15/2030	USD	3,287	3,284
Zayo Group LLC	TL 1L 09/25	SOFR + 3.00%	3/11/2030	USD	3,973	3,831

Application Software - 7.25%
CDK Global II LLC	TL 1L B 12/24	SOFR + 3.25%	7/6/2029	USD	6,424	5,171
Cision Ltd	TL 1L 04/25	1.00% PIK, SOFR + 5.00%	4/29/2030	USD	1,390	1,414	(c)
Cloud Software Group Inc	TL 1L B2 08/25	SOFR + 3.25%	3/21/2031	USD	3,655	3,554
Dye & Durham Ltd	TL 1L B 03/24	SOFR + 4.25%	4/11/2031	USD	3,591	3,353
Ellucian Inc	TL 2L 11/24	SOFR + 4.75%	11/22/2032	USD	1,109	1,088
Misys Ltd	TL 1L B 07/25 EUR	EURIBOR + 4.50%	9/15/2032	EUR	5,319	6,004
Misys Ltd	TL 1L B 09/25 USD	SOFR + 4.00%	9/15/2032	USD	6,751	5,958
Qlik Technologies Inc	TL 1L 11/24	SOFR + 3.25%	10/26/2030	USD	1,245	1,161
Qualtrics International Inc	TL 1L B2 02/25	SOFR + 2.25%	6/28/2030	USD	535	519
Solera LLC	TL 2L 06/21	SOFR + 9.00%	6/4/2029	USD	9,615	8,552	(b) (c)

Automotive Parts & Equipment - 4.95%
Innovative XCessories & Services LLC	TL 1L 08/25	SOFR + 5.50%	9/5/2029	USD	6,059	6,068
Parts Authority Inc	TL 1L 10/20	SOFR + 3.75%	10/28/2027	USD	12,301	10,724
Terrepower LLC	TL 1L 01/26	SOFR + 6.00%	7/25/2029	USD	3,987	3,867
Terrepower LLC	TL 1L B 06/22	SOFR + 5.25%	7/25/2029	USD	5,143	4,580
Terrepower LLC	TL 1L DD 01/26	SOFR + 6.50%	7/25/2029	USD	3,987	(120)	(f)

Broadcasting - 3.32%
NEP Broadcasting LLC	TL 1L B 09/25 EUR	EURIBOR + 4.75%	10/17/2031	EUR	1,523	1,672
NEP Broadcasting LLC	TL 1L B 09/25 USD	SOFR + 4.50%	10/17/2031	USD	16,532	15,194

Building Products - 3.26%
DiversiTech Holdings Inc	TL 2L B 12/21	SOFR + 6.50%	12/22/2032	USD	1,725	1,749
Hunter Douglas Inc	TL 1L B1 01/25	SOFR + 3.00%	1/17/2032	USD	1,846	1,844
MI Windows and Doors Inc	TL 1L B2 03/24	SOFR + 2.75%	3/28/2031	USD	1,845	1,848
Oldcastle Buildingenvelope Inc	TL 1L B 04/22	SOFR + 4.25%	4/29/2029	USD	7,613	5,850
PrimeSource Building Products Inc	TL 1L B 09/25	SOFR + 4.50%	9/25/2031	USD	3,418	3,426
White Cap Construction Supply Inc	TL 1L B 06/24	SOFR + 3.25%	10/19/2029	USD	1,851	1,850

Cable & Satellite - 0.1%
CSC Holdings LLC (Altice USA)	TL 1L B5 10/19	PRIME + 1.5%	4/15/2027	USD	579	519

Casinos & Gaming - 0.08%
Entain PLC	TL 1L B3 07/25	SOFR + 2.25%	10/31/2029	USD	386	386

Commercial Printing - 1.38%
Multi-Color Corp	TL 1L B 10/21 EUR	EURIBOR + 5.00%	10/30/2028	EUR	12,646	6,994	(a)

Commodity Chemicals - 2.38%
Geon Performance Solutions LLC	TL 1L B 08/21	SOFR + 4.25%	8/18/2028	USD	5,831	5,120
Ineos Quattro Holdings Ltd	TL 1L B 01/20 EUR	EURIBOR + 2.00%	1/29/2027	EUR	5,079	5,872
SI Group Inc	TL 1L 12/25	5.00% PIK, SOFR + 1.00%	12/31/2030	USD	1,075	1,071	(a) (b) (c)

Construction & Engineering - 0.78%
Azuria Water Solutions Inc	TL 1L 01/25	SOFR + 3.00%	5/17/2028	USD	3,932	3,935

Construction Machinery & Heavy Transportation Equipment - 3.07%
Accuride Corp	TL 1L 03/25	3.00% PIK, SOFR + 1.50%	3/7/2030	USD	2,374	4,537	(a) (b) (c)
American Trailer Works Inc	TL 1L 02/21	SOFR + 3.75%	3/3/2028	USD	12,285	11,065

Construction Materials - 1.81%
BME Group Holding BV	TL 1L B2 09/23 EUR	EURIBOR + 4.75%	12/31/2029	EUR	9,183	9,204

Data Processing & Outsourced Services - 0.29%
West Corp	TL 1L B3 01/23		4/10/2027	USD	4,727	1,496	(d)

Diversified Chemicals - 1%
Chemours Co/The	TL 1L B4 10/25	SOFR + 3.50%	10/15/2032	USD	3,709	3,696
Ineos Finance PLC	TL 1L B 12/24	SOFR + 3.00%	2/7/2031	USD	1,968	1,386

Diversified Metals & Mining - 0.4%
Foresight Energy LLC	TL 1L A 06/20	SOFR + 8.00%	6/30/2027	USD	2,091	2,048	(a) (b)

Diversified Support Services - 0.19%
DTI Holdco Inc (dba Epiq)	TL 1L 04/22	SOFR + 4.00%	4/26/2029	USD	546	513
Legence Holdings LLC (aka Therma)	TL 1L 10/25	SOFR + 2.25%	12/16/2031	USD	463	465

Education Services - 0.28%
IU Finance Management GmbH	TL 1L B 11/24 EUR	EURIBOR + 3.75%	12/8/2031	EUR	1,215	1,446

Environmental & Facilities Services - 1.6%
Brock Group LLC/The	TL 1L B 04/24	SOFR + 5.75%	5/2/2030	USD	8,061	8,116

Financial Exchanges & Data - 0.4%
IntraFi Network LLC	TL 1L B 01/25	SOFR + 3.50%	7/31/2031	USD	541	529
IntraFi Network LLC	TL 1L B 08/25	SOFR + 4.00%	7/31/2031	USD	1,522	1,502

Food Distributors - 0%
Biscuits Poult SAS	TL 1L B 01/20	EURIBOR + 4.00%	2/12/2027	EUR	16	17	(a)

Health Care Facilities - 0.2%
Independent Vetcare Ltd	TL 1L B11 01/24	EURIBOR + 4.00%	12/12/2028	EUR	375	444
ScionHealth	TL 1L B 12/21	SOFR + 5.25%	12/23/2028	USD	1,676	554	(a)

Health Care Services - 0.55%
CHG Healthcare Services Inc	TL 1L 07/25	SOFR + 2.75%	9/29/2028	USD	895	897
Inizio Group Ltd	TL 1L B 08/21 EUR	EURIBOR + 4.00%	8/19/2028	EUR	754	847
Sotera Health Holdings LLC	TL 1L B 09/25	SOFR + 2.50%	5/30/2031	USD	514	517
Southern Veterinary Partners LLC	TL 1L B 07/25	SOFR + 2.50%	12/4/2031	USD	539	540

Health Care Technology - 2.97%
Milano Acquisition Corp	TL 1L 08/20	SOFR + 4.00%	10/1/2027	USD	15,172	14,559
Zelis Healthcare LLC	TL 1L B 01/24	SOFR + 2.75%	9/28/2029	USD	540	528

Hotels, Resorts & Cruise Lines - 0.15%
Travel + Leisure Co	TL 1L B 12/25	SOFR + 2.00%	12/14/2029	USD	754	755

Human Resource & Employment Services - 0.41%
SIRVA Worldwide Inc	TL 1L 08/24	SOFR + 8.00%	2/20/2029	USD	302	302	(a) (b)
SIRVA Worldwide Inc	TL 1L 08/24	5.00% PIK, SOFR + 3.00%	8/20/2029	USD	1,353	1,006	(a) (b) (c)
SIRVA Worldwide Inc	TL 1L DD 08/24	SOFR + 8.00%	2/20/2029	USD	749	749	(a) (b)

Industrial Machinery & Supplies & Components - 2.13%
CPM Holdings Inc	TL 1L 09/23	SOFR + 4.50%	9/28/2028	USD	1,826	1,803
Dexko Global Inc	TL 1L 10/21 EUR	EURIBOR + 4.00%	10/4/2028	EUR	3,744	4,401
Dexko Global Inc	TL 1L B 09/21	SOFR + 3.75%	10/4/2028	USD	1,291	1,286
Dexko Global Inc	TL 1L B 09/21 EUR	EURIBOR + 4.00%	10/4/2028	EUR	2,585	3,038
Engineered Machinery Holdings Inc	TL 2L 08/21	SOFR + 6.00%	5/21/2029	USD	290	293

Integrated Telecommunication Services - 1.25%
Numericable-SFR	TL 1L B11 10/25 EUR	EURIBOR + 4.38%	4/30/2028	EUR	1,378	1,635
Numericable-SFR	TL 1L B14 10/25 EUR	EURIBOR + 6.88%	5/30/2031	EUR	3,922	4,695

Interactive Media & Services - 5.13%
Twitter Inc	TL 1L 02/25	9.50%	10/26/2029	USD	19,705	20,429
Twitter Inc	TL 1L B1 10/22	SOFR + 6.50%	10/26/2029	USD	5,589	5,588

Internet Services & Infrastructure - 0.32%
team.blue Finco SARL	TL 1L 09/25 EUR	EURIBOR + 3.50%	9/30/2029	EUR	1,403	1,632

IT Consulting & Other Services - 0.56%
Sabre Inc	TL 1L B1 11/24	SOFR + 6.00%	11/15/2029	USD	3,546	2,821
Sabre Inc	TL 1L B2 11/24	SOFR + 6.00%	11/15/2029	USD	29	23

Leisure Facilities - 1.67%
Aimbridge Acquisition Co Inc	TL 1L 02/25 (First Out)	SOFR + 5.50%	3/11/2030	USD	1,715	1,715	(b)
Aimbridge Acquisition Co Inc	TL 1L 02/25 (Second Out)	6.00% PIK, SOFR + 1.50%	3/11/2030	USD	1,182	1,182	(b) (c)
World Choice Investments LLC	TL 1L B 07/24	SOFR + 4.75%	8/16/2031	USD	5,596	5,568

Leisure Products - 2.65%
Callaway Golf Co	TL 1L B 03/23	SOFR + 2.75%	3/15/2030	USD	525	527
Camping World Good Sam	TL 1L B 05/21	SOFR + 2.50%	6/3/2028	USD	13,040	12,911

Life Sciences Tools & Services - 0.13%
Clinigen Ltd	TL 1L B 01/25	EURIBOR + 3.75%	4/19/2029	EUR	592	669

Oil & Gas Storage & Transportation - 0.38%
Brazos Midstream Holdings LLC	TL 1L B 07/25	SOFR + 2.50%	2/11/2030	USD	1,025	1,026
UGI Energy Services LLC	TL 1L B 06/24	SOFR + 2.50%	2/22/2030	USD	920	921

Other Specialty Retail - 1.13%
Harbor Freight Tools USA Inc	TL 1L B 05/24	SOFR + 2.25%	6/11/2031	USD	5,818	5,758

Packaged Foods & Meats - 0.38%
Valeo Foods Group Ltd	TL 1L 05/21 EUR	EURIBOR + 4.00%	9/29/2028	EUR	1,609	1,910

Pharmaceuticals - 0.08%
Antigua Bidco Ltd	TL 1L B3 05/24 EUR	EURIBOR + 4.25%	2/28/2030	EUR	554	383

Publishing - 0.29%
Emerald Expositions Holding Inc	TL 1L B 08/25	SOFR + 3.25%	1/30/2032	USD	1,467	1,477

Real Estate Services - 0.56%
Emeria Europe SAS	TL 1L B 03/21 EUR	EURIBOR + 3.50%	3/27/2028	EUR	2,797	2,829

Soft Drinks & Non-alcoholic Beverages - 0.84%
Primo Brands Corp	TL 1L B 01/25	SOFR + 2.25%	3/31/2028	USD	4,261	4,268

Specialty Chemicals - 1.06%
Champion/DSM engg	TL 1L B1 03/23	SOFR + 5.50%	3/29/2030	USD	5,064	4,786
Flint Group GmbH	TL 2L B 09/23 PIK	6.90% PIK, EURIBOR + 0.10%	12/29/2028	EUR	371	23	(c)
Solenis International LP	TL 1L B 05/24 EUR	EURIBOR + 3.75%	6/20/2031	EUR	493	584

Systems Software - 3.41%
Precisely Software Inc	TL 1L B 10/21	SOFR + 4.00%	4/24/2028	USD	9,392	7,992
Precisely Software Inc	TL 2L 03/21	SOFR + 7.25%	4/23/2029	USD	7,905	6,581
SolarWinds Holdings Inc	TL 1L 03/25	SOFR + 4.00%	4/16/2032	USD	2,923	2,718
TOTAL LEVERAGED LOANS (Amortized cost $331,637)						$317,260

High Yield Securities - 59.21%

Alternative Carriers - 2.5%
iliad SA	8.500% 04/2031		4/15/2031	USD	3,446	$3,692	(e)
Level 3 Financing Inc	8.500% 01/2036		1/15/2036	USD	6,175	6,328	(e)
Zayo Group LLC	9.250% 03/2030		3/9/2030	USD	2,717	2,654	(c) (e)

Application Software - 1.24%
Cision Ltd	10.000% 06/2031		6/30/2031	USD	5,869	1,453	(e)
Cloud Software Group Inc	9.000% 09/2029		9/30/2029	USD	2,044	2,066	(e)
Dye & Durham Ltd	8.625% 04/2029		4/15/2029	USD	3,077	2,770	(e)

Asset Management & Custody Banks - 1.14%
Hightower Holding LLC	9.125% 01/2030		1/31/2030	USD	2,064	2,189	(e)
True Potential Group Ltd	8.000% 07/2031		7/15/2031	GBP	2,555	3,596	(e)

Automotive Parts & Equipment - 0.8%
Adient Global Holdings Ltd	7.500% 02/2033		2/15/2033	USD	1,870	1,943	(e)
Garrett Motion Inc	7.750% 05/2032		5/31/2032	USD	650	689	(e)
LCI Industries	3.000% 03/2030		3/1/2030	USD	138	188	(e)
Truck Hero Inc	6.250% 02/2029		2/1/2029	USD	2,463	1,217	(e)

Automotive Retail - 1.25%
Mavis Discount Tire Inc	6.500% 05/2029		5/15/2029	USD	6,368	6,360	(e)

Biotechnology - 0.29%
Immunocore Holdings PLC	2.500% 02/2030		2/1/2030	USD	1,643	1,483

Broadline Retail - 0.23%
Bubbles Bidco SPA	4.250% 09/2031 EUR FRN		9/30/2031	EUR	976	1,170	(e)

Building Products - 2.26%
Oldcastle Buildingenvelope Inc	9.500% 04/2030		4/15/2030	USD	6,928	4,105	(e)
PrimeSource Building Products Inc	8.750% 12/2030		12/31/2030	USD	7,373	7,360	(e)

Cable & Satellite - 5.58%
Block Communications Inc	4.875% 03/2028		3/1/2028	USD	4,122	4,048	(e)
Cable One Inc	0.000% 03/2026		3/15/2026	USD	6,731	6,630	(h)
Cablevision Lightpath LLC	5.625% 09/2028		9/15/2028	USD	7,916	7,921	(e)
CSC Holdings LLC (Altice USA)	11.750% 01/2029		1/31/2029	USD	608	444	(e)
CSC Holdings LLC (Altice USA)	4.125% 12/2030		12/1/2030	USD	5,589	3,394	(e)
CSC Holdings LLC (Altice USA)	5.500% 04/2027		4/15/2027	USD	270	239	(e)
Virgin Media Inc	7.500% 07/2033		7/15/2033	EUR	1,898	2,243	(e)
Virgin Media Inc	8.500% 03/2033		3/15/2033	USD	508	504	(e)
Ziggo BV	5.125% 02/2030		2/28/2030	USD	2,049	1,802	(e)
Ziggo BV	7.500% 01/2033		1/15/2033	USD	1,062	1,066	(e)

Casinos & Gaming - 0.51%
Allwyn International AS	7.250% 04/2030		4/30/2030	EUR	897	1,115	(e)
Great Canadian Gaming Corp	8.750% 11/2029		11/15/2029	USD	1,453	1,478	(e)

Commercial & Residential Mortgage Finance - 0.36%
Freedom Mortgage Corp	7.875% 04/2033		4/1/2033	USD	1,812	1,849	(e)

Commercial Printing - 0.12%
Multi-Color Corp	9.500% 11/2028		11/1/2028	USD	1,302	599	(a) (d) (e)

Commodity Chemicals - 0.36%
Mativ Holdings Inc	8.000% 10/2029		10/1/2029	USD	1,830	1,845	(e)

Construction & Engineering - 2.06%
Brand Energy & Infrastructure Services Inc	10.375% 08/2030		8/1/2030	USD	1,621	1,556	(e)
Maxim Crane Works LP / Maxim Finance Corp	11.500% 09/2028		9/1/2028	USD	8,348	8,904	(e)

Construction Materials - 0.37%
Smyrna Ready Mix Concrete LLC	8.875% 11/2031		11/15/2031	USD	1,758	1,875	(e)

Consumer Finance - 0.37%
Lendmark Financial Services LLC	8.750% 07/2030		7/15/2030	USD	1,859	1,870	(e)

Data Processing & Outsourced Services - 0.13%
Asurion LLC/CA	8.000% 12/2032		12/31/2032	USD	618	646	(e)

Diversified Banks - 0.09%
Lloyds Banking Group PLC	5.590% 11/2035		11/26/2035	USD	444	462

Diversified Chemicals - 2.83%
Chemours Co/The	4.625% 11/2029		11/15/2029	USD	7,954	7,424	(e)
Chemours Co/The	8.000% 01/2033		1/15/2033	USD	2,588	2,597	(e)
Fire BC SpA	10.000% 02/2028		2/6/2028	EUR	457	558	(a) (e)
Ineos Finance PLC	7.250% 03/2031		3/31/2031	EUR	3,812	3,804	(e)

Diversified Support Services - 1.53%
Allied Universal Holdco LLC	6.000% 06/2029		6/1/2029	USD	4,479	4,444	(e)
Garda World Security Corp	8.250% 08/2032		8/1/2032	USD	1,418	1,450	(e)
Garda World Security Corp	8.375% 10/2032		11/15/2032	USD	1,835	1,885	(e)

Footwear - 1.83%
Skechers USA Inc	10.750% 07/2033 SUN PIK		7/15/2033	USD	7,222	7,951	(c) (e)
Skechers USA Inc	5.250% 07/2032		7/15/2032	EUR	1,080	1,314	(e)

Health Care Facilities - 1.03%
CHS/Community Health Systems, Inc.	9.750% 01/2034		1/15/2034	USD	5,023	5,243	(e)

Hotels, Resorts & Cruise Lines - 4.23%
Marriott Ownership Resorts Inc	6.500% 10/2033		10/1/2033	USD	1,578	1,502	(e)
NCL Corp Ltd	0.750% 09/2030		9/15/2030	USD	14,102	13,758	(e)
NCL Corp Ltd	0.875% 04/2030		4/15/2030	USD	5,602	6,210	(e)

Industrial Machinery & Supplies & Components - 3.51%
JBT Marel Corp	0.375% 09/2030		9/15/2030	USD	1,852	1,991	(e)
SPX FLOW Inc	8.750% 04/2030		4/1/2030	USD	15,391	15,823	(e)

Insurance Brokers - 1.04%
Ardonagh Group Ltd/The	6.875% 02/2031		2/15/2031	EUR	4,315	5,275	(e)

Integrated Oil & Gas - 0.06%
Eni SpA	5.950% 05/2054		5/15/2054	USD	289	290	(e)

Integrated Telecommunication Services - 0%
Numericable-SFR	6.500% 10/2031		10/15/2031	USD	-	-	(e)

Interactive Media & Services - 0.37%
Snap Inc	6.875% 03/2033		3/1/2033	USD	1,819	1,868	(a) (e)

IT Consulting & Other Services - 3%
Centurion Bidco SpA	8.625% 02/2030		2/15/2030	EUR	1,822	2,263	(e)
Sabre Inc	10.750% 03/2030		3/15/2030	USD	3,268	2,625	(e)
Sabre Inc	10.750% 11/2029		11/15/2029	USD	2,561	2,092	(e)
Sabre Inc	11.125% 06/2029		6/15/2029	USD	3,219	3,259	(e)
Sabre Inc	11.125% 07/2030		7/15/2030	USD	4,081	3,306	(e)
Sabre Inc	7.320% 08/2026		8/1/2026	USD	1,451	1,465
Sabre Inc	8.625% 06/2027		6/1/2027	USD	219	223	(e)

Leisure Facilities - 6.89%
David Lloyd Leisure Ltd	7.000% 11/2031		11/20/2031	GBP	1,680	2,337	(e)
Merlin Entertainments PLC	4.500% 11/2027		11/15/2027	EUR	12,423	13,894	(e)
Merlin Entertainments PLC	6.625% 11/2027		11/15/2027	USD	8,546	8,117	(e)
Merlin Entertainments PLC	7.375% 06/2030		6/15/2030	EUR	78	81	(e)
Six Flags Entertainment Corp	5.250% 07/2029		7/15/2029	USD	3,903	3,750
Six Flags Entertainment Corp	7.250% 05/2031		5/15/2031	USD	3,915	3,867	(e)
Six Flags Entertainment Corp	8.625% 01/2032		1/15/2032	USD	2,882	2,943	(e)

Oil & Gas Drilling - 0.16%
Transocean Inc	7.875% 10/2032		10/15/2032	USD	774	817	(e)

Oil & Gas Exploration & Production - 1.83%
Northern Oil & Gas Inc	3.625% 04/2029		4/15/2029	USD	1,869	1,898
Northern Oil & Gas Inc	7.875% 10/2033		10/15/2033	USD	2,148	2,170	(e)
Northern Oil & Gas Inc	8.750% 06/2031		6/15/2031	USD	1,855	1,920	(e)
SM Energy Co	7.000% 08/2032		8/1/2032	USD	1,565	1,570	(e)
Talos Production Inc	9.375% 02/2031		2/1/2031	USD	1,623	1,720	(e)

Oil & Gas Storage & Transportation - 2.11%
Genesis Energy	8.875% 04/2030		4/15/2030	USD	1,420	1,495
Global Partners LP / GLP Finance Corp	8.250% 01/2032		1/15/2032	USD	297	313	(e)
NGL Energy Partners LP / NGL Energy Finance Corp	8.125% 02/2029		2/15/2029	USD	2,978	3,092	(e)
NGL Energy Partners LP / NGL Energy Finance Corp	8.375% 02/2032		2/15/2032	USD	3,763	3,941	(e)
TransMontaigne Partners LLC	8.500% 06/2030		6/15/2030	USD	1,801	1,870	(e)

Packaged Foods & Meats - 0.23%
Chobani LLC	9.500% 10/2029		10/1/2029	USD	1,074	1,147	(c) (e)

Paper Products - 0.99%
Fiber Bidco Spa	10.750% 06/2029 SUN		6/15/2029	EUR	5,277	4,895	(c) (e)
Fiber Bidco Spa	6.125% 06/2031		6/15/2031	EUR	106	122	(e)

Passenger Airlines - 1.9%
JetBlue Airways Corp	0.500% 04/2026		4/1/2026	USD	9,341	9,306
United Continental Holdings Inc	4.600% 09/2027		9/1/2027	USD	312	312

Pharmaceuticals - 0.74%
Genmab A/S	7.250% 12/2033		12/15/2033	USD	3,536	3,745	(e)

Real Estate Operating Companies - 0.75%
Heimstaden AB	8.375% 01/2030		1/29/2030	EUR	2,981	3,793	(a) (e)

Real Estate Services - 2.45%
Anywhere Real Estate Group LLC	7.000% 04/2030		4/15/2030	USD	2,727	2,762	(e)
Anywhere Real Estate Group LLC	9.750% 04/2030		4/15/2030	USD	6,962	7,603	(e)
Emeria Europe SAS	3.375% 03/2028		3/31/2028	EUR	2,081	2,055	(e)

Research & Consulting Services - 0.21%
Amentum Holdings Inc	7.250% 08/2032		8/1/2032	USD	1,011	1,066	(e)

Restaurants - 1.44%
Golden Nugget Inc.	6.750% 07/2030		1/15/2030	USD	7,746	7,330	(e)

Systems Software - 0.43%
Check Point Software Technologies Ltd	0.000% 12/2030		12/15/2030	USD	2,200	2,180	(e) (h)
TOTAL HIGH YIELD SECURITIES (Amortized cost $303,988)						$300,484

Asset Backed Securities - 15.04%

Specialized Finance - 15.04%
AGL CLO 12 Ltd	AGL 2021-12A ER	SOFR + 6.35%	10/20/2038	USD	1,032	$1,053	(b) (e)
AGL CLO 7 Ltd	AGL 2020-7A ER2	SOFR + 5.75%	10/15/2038	USD	1,119	1,130	(b) (e)
AMMC CLO 26 Ltd	AMMC 2023-26A ER	SOFR + 6.50%	4/15/2036	USD	447	451	(b) (e)
Anchorage Capital CLO 2026-22 Ltd	ANCHC 2026-22A ER4	SOFR + 5.50%	1/20/2039	USD	425	425	(b) (e)
Apidos CLO XI	APID 2012-11A ER4	SOFR + 6.00%	4/17/2034	USD	1,243	1,250	(b) (e)
Apna Park Clo DAC	APNAP 1A F	EURIBOR + 7.90%	12/15/2038	EUR	821	976	(b) (e)
Arbour CLO V DAC	ARBR 5A ER	EURIBOR + 5.80%	6/15/2038	EUR	508	606	(b) (e)
Ares LIII CLO Ltd	ARES 2019-53A ER2	SOFR + 5.50%	10/24/2036	USD	338	341	(b) (e)
Ares LVII CLO Ltd	ARES 2020-57A ER2	SOFR + 5.50%	10/25/2038	USD	513	515	(b) (e)
Ares XXVII CLO Ltd	ARES 2013-2A ER3	SOFR + 6.75%	10/28/2034	USD	1,088	1,093	(b) (e)
Ares XXXIX CLO Ltd	ARES 2016-39A ER3	SOFR + 6.75%	7/18/2037	USD	1,386	1,394	(b) (e)
Aurium CLO XII DAC	ACLO 12A E	EURIBOR + 6.00%	10/17/2037	EUR	496	596	(b) (e)
Bain Capital CLO 2026-1	BCC 2026-1A E	SOFR + 4.75%	4/26/2039	USD	937	937	(b) (e)
Bain Capital Credit CLO 2023-1 Ltd	BCC 2023-1A ER	SOFR + 6.25%	7/16/2038	USD	820	825	(b) (e)
Bain Capital Euro CLO 2023-1 DAC	BCCE 2023-1A ER	EURIBOR + 6.00%	1/25/2038	EUR	250	299	(b) (e)
Ballyrock CLO 20 Ltd	BALLY 2022-20A DR3	SOFR + 5.85%	10/15/2036	USD	581	581	(b) (e)
Barings Euro CLO 2024-1 DAC	BABSE 2024-1A FR	EURIBOR + 8.57%	4/20/2039	EUR	686	795	(b) (e)
Bbam European Clo VIII DAC	BBAME 8A F	EURIBOR + 8.50%	1/26/2040	EUR	427	508	(b) (e)
Benefit Street Partners CLO XXXIV Ltd	BSP 2024-34A E	SOFR + 6.70%	7/25/2037	USD	323	327	(b) (e)
BlueMountain CLO XXVIII Ltd	BLUEM 2021-28A ER	SOFR + 7.10%	3/31/2038	USD	657	654	(b) (e)
BlueMountain CLO XXXII Ltd	BLUEM 2021-32A ER	SOFR + 6.60%	10/15/2034	USD	514	515	(b) (e)
Capital Four CLO VII DAC	CFOUR 7A F	EURIBOR + 8.22%	4/25/2037	EUR	1,047	1,247	(b) (e)
Carlyle Euro CLO 2024-1 DAC	CGMSE 2024-1A ER	EURIBOR + 8.70%	1/15/2039	EUR	707	841	(b) (e)
CARLYLE US CLO 2019-1 LTD	CGMS 2019-1A DR2	SOFR + 6.25%	4/20/2031	USD	194	195	(b) (e)
Carlyle US CLO 2020-2 Ltd	CGMS 2020-2A DR2	SOFR + 6.00%	1/25/2035	USD	180	181	(b) (e)
CARLYLE US CLO 2021-4 LTD	CGMS 2021-4A E	SOFR + 6.60%	4/20/2034	USD	631	635	(b) (e)
Carlyle US CLO 2021-9 Ltd	CGMS 2021-9A ER	SOFR + 6.40%	10/20/2034	USD	1,047	1,060	(b) (e)
Carlyle US CLO 2024-2 Ltd	CGMS 2024-2A E	SOFR + 6.85%	4/25/2037	USD	395	399	(b) (e)
CarVal CLO IV Ltd	CARVL 2021-1A ER	SOFR + 6.60%	3/31/2038	USD	765	779	(b) (e)
CarVal CLO VI-C Ltd	CARVL 2022-1A ER	SOFR + 6.10%	3/21/2038	USD	466	466	(b) (e)
Carval Clo XII-C Ltd	CARVL 2025-1A E	SOFR + 5.90%	7/20/2038	USD	892	910	(b) (e)
CBAM 2018-5 Ltd	CBAM 2018-5A ER	SOFR + 5.80%	10/17/2038	USD	621	630	(b) (e)
CBAMR 2017-4 Ltd	CBAMR 2017-4A ER	SOFR + 6.00%	3/31/2038	USD	587	599	(b) (e)
CIFC Funding 2019-V Ltd	CIFC 2019-5A ER2	SOFR + 4.90%	10/15/2038	USD	258	261	(b) (e)
Clonmore Park CLO DAC	CLONP 1A ER	EURIBOR + 6.82%	8/21/2035	EUR	350	418	(b) (e)
Contego Clo XIV DAC	CONTE 14A E	EURIBOR + 5.50%	10/15/2037	EUR	614	736	(b) (e)
CVC Cordatus Loan Fund XXXI DAC	CORDA 31A E	EURIBOR + 6.64%	6/15/2037	EUR	402	480	(b) (e)
CVC Cordatus Loan Fund XXXII DAC	CORDA 32A E	EURIBOR + 5.96%	9/15/2038	EUR	790	949	(b) (e)
Dryden 87 CLO Ltd	DRSLF 2021-87A ER	SOFR + 6.35%	8/20/2038	USD	792	797	(b) (e)
Dryden 90 Clo Ltd	DRSLF 2021-90A ER	SOFR + 5.90%	11/15/2038	USD	463	466	(b) (e)
Elmwood CLO 23 Ltd	ELM23 2023-2A ER	SOFR + 5.90%	4/16/2036	USD	185	186	(b) (e)
Fernhill Park CLO DAC	FRNPK 1A E	EURIBOR + 6.68%	4/15/2037	EUR	301	362	(b) (e)
Flatiron CLO 31 Ltd	FLAT 2025-31A E	SOFR + 4.60%	1/18/2039	USD	158	160	(b) (e)
Galaxy 33 CLO Ltd	GALXY 2024-33A E	SOFR + 6.65%	4/20/2037	USD	376	378	(b) (e)
Galaxy XXII CLO Ltd	GALXY 2016-22A ER4	SOFR + 6.50%	4/16/2034	USD	319	319	(b) (e)
Galaxy XXII CLO Ltd	GALXY 2016-22A ERRR	SOFR + 6.75%	4/16/2034	USD	319	319	(b) (e)
Galaxy XXV CLO Ltd	GALXY 2018-25A ERR	SOFR + 5.75%	4/25/2036	USD	465	466	(b) (e)
Harvest CLO XXXVI DAC	HARVT 36A E	EURIBOR + 5.70%	7/15/2038	EUR	948	1,134	(b) (e)
Harvest CLO XXXVII DAC	HARVT 37A F	EURIBOR + 8.07%	1/15/2039	EUR	467	555	(b) (e)
Harvest US CLO 2025-3 Ltd	HARUS 2025-3A E	SOFR + 5.85%	1/15/2038	USD	615	625	(b) (e)
ICG US CLO 2022-1i Ltd	ICG 2022-1A ER	SOFR + 6.55%	10/20/2038	USD	443	446	(b) (e)
Jamestown CLO XII Ltd	JTWN 2019-1A ERR	SOFR + 6.85%	3/20/2038	USD	1,062	1,071	(b) (e)
Jamestown CLO XIV Ltd	JTWN 2019-14A DRR	SOFR + 5.65%	10/20/2034	USD	1,020	992	(b) (e)
Kennedy Lewis CLO 12 Ltd	GNRT 2023-12A ER	SOFR + 6.40%	7/20/2038	USD	445	449	(b) (e)
Kennedy Lewis CLO 15 Ltd	KLLM 2024-15A E	SOFR + 6.70%	7/20/2037	USD	388	390	(b) (e)
Kings Park CLO Ltd	KINGP 2021-1A ER	SOFR + 6.05%	1/21/2039	USD	615	615	(b) (e)
Madison Park Funding XLIX Ltd	MDPK 2021-49A ER	SOFR + 4.60%	10/19/2034	USD	1,460	1,383	(b) (e)
Madison Park Funding XXXV Ltd	MDPK 2019-35A ER2	SOFR + 6.00%	2/13/2039	USD	978	978	(b) (e)
Magnetite Xlv Ltd	MAGNE 2025-45A E	SOFR + 4.50%	4/15/2038	USD	133	134	(b) (e)
Magnetite XXIII Ltd	MAGNE 2019-23A ER2	SOFR + 4.60%	1/25/2035	USD	697	697	(b) (e)
Magnetite XXXI Ltd	MAGNE 2021-31A ER	SOFR + 4.50%	7/15/2034	USD	1,500	1,504	(b) (e)
Magnetite XXXV Ltd	MAGNE 2022-35A ERR	SOFR + 4.80%	1/25/2039	USD	228	231	(b) (e)
Marble Point CLO XIX Ltd	MP19 2020-3A ER2	SOFR + 6.50%	10/19/2038	USD	797	803	(b) (e)
Marble Point CLO XVI Ltd	MP16 2019-2A ER	SOFR + 7.27%	11/16/2034	USD	684	676	(b) (e)
Marble Point Clo XXV Ltd	MP25 2022-2A ERR	SOFR + 6.60%	10/20/2036	USD	827	831	(b) (e)
Neuberger Berman Loan Advisers Clo 42 Ltd	NEUB 2021-42A ER	SOFR + 4.60%	7/16/2036	USD	291	291	(b) (e)
Neuberger Berman Loan Advisers Euro CLO 3 DAC	NEUBE 2022-3A F	EURIBOR + 8.87%	10/25/2034	EUR	948	1,132	(b) (e)
Oaktree CLO 2021-2 Ltd	OAKCL 2021-2A ER	SOFR + 4.50%	1/15/2035	USD	1,006	1,006	(b) (e)
OCP Euro CLO 2020-4 DAC	OCPE 2020-4A FRR	EURIBOR + 8.62%	10/20/2039	EUR	250	297	(b) (e)
OCP Euro Clo 2025-13 DAC	OCPE 2025-13A E	EURIBOR + 5.80%	7/18/2038	EUR	854	1,020	(b) (e)
Octagon 55 Ltd	OCT55 2021-1A ER	SOFR + 6.00%	3/20/2038	USD	655	661	(b) (e)
Octagon Investment Partners 43 Ltd	OCT43 2019-1A ER	SOFR + 6.35%	10/15/2038	USD	831	836	(b) (e)
Octagon Investment Partners 51 Ltd	OCT51 2021-1A ER	SOFR + 5.65%	7/20/2034	USD	613	604	(b) (e)
Palmer Square European CLO 2023-2 DAC	PLMER 2023-2A FR	EURIBOR + 8.40%	10/15/2038	EUR	1,039	1,250	(b) (e)
Parallel 2023-1 Ltd	PARL 2023-1A DR	SOFR + 7.25%	7/20/2036	USD	956	972	(b) (e)
Penta CLO 10 DAC	PENTA 2021-10A F	EURIBOR + 8.80%	11/20/2034	EUR	965	1,153	(b) (e)
Penta CLO 11 DAC	PENTA 2022-11A FRR	EURIBOR + 8.00%	1/15/2039	EUR	543	643	(b) (e)
Penta CLO 12 DAC	PENTA 2022-12A FRR	EURIBOR + 8.50%	11/9/2038	EUR	468	563	(b) (e)
Penta CLO 14 DAC	PENTA 2023-14A ER	EURIBOR + 6.35%	10/20/2037	EUR	340	410	(b) (e)
Penta CLO 15 DAC	PENTA 2023-15A FR	EURIBOR + 8.50%	10/15/2038	EUR	433	515	(b) (e)
Penta CLO 7 DAC	PENTA 2020-7A FR	EURIBOR + 8.43%	1/25/2039	EUR	990	1,190	(b) (e)
Post CLO 2021-1 LTD	POST 2021-1A ER	SOFR + 5.70%	10/15/2034	USD	1,364	1,369	(b) (e)
PPM CLO 4 Ltd	PPMC 2020-4A ER2	SOFR + 7.18%	3/18/2038	USD	763	757	(b) (e)
Providus Clo XII DAC	PRVD 12A E	EURIBOR + 5.80%	8/18/2038	EUR	380	454	(b) (e)
RAD CLO 31 Ltd	RAD 2025-31A D	SOFR + 5.40%	4/17/2039	USD	925	938	(b) (e)
Regatta XVI Funding Ltd	REG16 2019-2A ER2	SOFR + 5.65%	4/15/2039	USD	345	345	(b) (e)
Regatta XXII Funding Ltd	REG22 2022-2A ER2	SOFR + 5.75%	1/15/2039	USD	381	384	(b) (e)
Regatta XXVI Funding Ltd	REG26 2023-2A ER	SOFR + 5.90%	1/25/2039	USD	472	475	(b) (e)
Regatta XXVIII Funding Ltd	REG28 2024-2A E	SOFR + 6.85%	4/25/2037	USD	376	379	(b) (e)
Romark Credit Funding II Ltd	RCF 2021-2A E	7.08%	10/25/2039	USD	1,200	1,203	(b) (e)
RR 23 Ltd	RRAM 2022-23A DR2	SOFR + 5.00%	7/15/2037	USD	383	388	(b) (e)
RR 8 Ltd	RRAM 2020-8A DR2	SOFR + 5.00%	1/15/2039	USD	485	491	(b) (e)
Sculptor CLO XXVIII Ltd	SCUL 28A ER	SOFR + 6.30%	1/20/2035	USD	717	702	(b) (e)
Shackleton 2019-XV CLO Ltd	SHACK 2019-15A D1R	SOFR + 3.45%	1/15/2032	USD	367	368	(b) (e)
Silver Point CLO 10 Ltd	SPCLO 2025-10A E	SOFR + 5.80%	7/15/2038	USD	467	475	(b) (e)
Sixth Street CLO XII Ltd	SIXST 2018-12A ER2	SOFR + 5.05%	1/17/2039	USD	683	689	(b) (e)
Stannaway Park Clo DAC	STPK 1A F	EURIBOR + 8.25%	1/23/2038	EUR	712	847	(b) (e)
Symphony CLO XVIII Ltd	SYMP 2016-18A ER4	SOFR + 5.85%	10/23/2037	USD	920	924	(b) (e)
Symphony CLO XXIX Ltd	SYMP 2021-29A ER	SOFR + 5.80%	10/15/2035	USD	615	617	(b) (e)
TCW CLO 2022-1 Ltd	TCW 2022-1A DJR	SOFR + 4.28%	1/20/2038	USD	563	554	(b) (e)
Trimaran Cavu 2021-1 Ltd	CAVU 2021-1A ER	SOFR + 7.00%	7/23/2037	USD	1,129	1,131	(b) (e)
Trinitas CLO X Ltd	TRNTE 10A F	EURIBOR + 7.90%	11/15/2038	EUR	331	394	(b) (e)
Trinitas Clo XX Ltd	TRNTS 2022-20A ER	SOFR + 5.75%	7/20/2035	USD	592	594	(b) (e)
Trinitas Euro CLO VII DAC	TRNTE 7A E	EURIBOR + 6.55%	7/25/2037	EUR	264	318	(b) (e)
Voya CLO 2017-3 Ltd	VOYA 2017-3A DRR	SOFR + 5.80%	4/20/2034	USD	2,068	2,081	(b) (e)
Voya CLO 2019-4 Ltd	VOYA 2019-4A ER	SOFR + 6.97%	1/15/2035	USD	1,125	1,132	(b) (e)
Voya CLO 2022-1 Ltd	VOYA 2022-1A ER	SOFR + 6.90%	4/20/2035	USD	1,647	1,657	(b) (e)
Voya CLO 2023-1 Ltd	VOYA 2023-1A ER	SOFR + 5.05%	1/20/2039	USD	208	211	(b) (e)
Wilton Park CLO DAC	WILPA 1A ER	EURIBOR + 5.70%	7/15/2038	EUR	475	566	(b) (e)
Wind River 2023-1 CLO Ltd	WINDR 2023-1A ER	SOFR + 6.75%	7/25/2038	USD	333	339	(b) (e)
TOTAL ASSET BACKED SECURITIES (Amortized cost $74,470)						$76,349

Issuer	Asset		Maturity Date	Currency	Shares	Fair Value	Footnotes

Equity & Other Investments - 3.05%

Broadline Retail - 0.48%
Belk Inc	Common Stock			USD	82,904	$2,418	(a) (b) (d)

Commodity Chemicals - 0.09%
SI Group Inc	Common Stock			USD	38,157	464	(a) (b) (d)

Construction & Engineering - 0%
Yak Access LLC	Common Stock (Series A)			USD	9,358	1	(a) (d)

Diversified Metals & Mining - 0.43%
Foresight Energy LLC	Common Stock			USD	320,381	2,203	(a) (b) (d)

Hotels, Resorts & Cruise Lines - 0.34%
NCL Corp Ltd	Common Stock			USD	79,489	1,746	(d)

Human Resource & Employment Services - 0%
SIRVA Worldwide Inc	Common Stock (Class A)			USD	2,475	-	(b) (d)
SIRVA Worldwide Inc	Common Stock (Class B)			USD	32,077	-	(b) (d)
SIRVA Worldwide Inc	15.250% 08/2030 (Pref Equity Class A)		8/20/2030	USD	569	-	(b) (c)
SIRVA Worldwide Inc	15.250% 08/2030 (Pref Equity Class B)		8/20/2030	USD	287	-	(b) (c)

Integrated Telecommunication Services - 0.18%
Numericable-SFR	Common Stock			EUR	46,936	897	(d)

Leisure Facilities - 1.46%
Aimbridge Acquisition Co Inc	Common Stock			USD	104,732	7,410	(a) (b) (d)

Oil & Gas Equipment & Services - 0.02%
Proserv Group Parent LLC	Preferred Stock			USD	36,249	94	(b) (d)

Health Care Facilities - 0.05%
Quorum Health Corp	Trade Claim			USD	3,964,000	236	(b) (d)
TOTAL EQUITY & OTHER INVESTMENTS (Cost $26,866)						$15,469

TOTAL INVESTMENTS (Cost $736,959)						$709,562

Money Market Funds - 7.77%
U.S. Government Securities - 7.77%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	Class IN			USD	39,447,739	$39,448	(g)
TOTAL MONEY MARKET FUNDS (Cost $39,448)						$39,448

TOTAL INVESTMENTS INCLUDING MONEY MARKET FUNDS (Cost $776,407) - 147.63%						$749,010
LIABILITIES EXCEEDING OTHER ASSETS, NET - (47.63%)						(241,534)
NET ASSETS - 100.00%						$507,476

TL	Term loan.
DD	Delayed draw term loan.
1L	First lien.
2L	Second lien.
EURIBOR	Euro Interbank Offered Rate as of January 31, 2026 was 1.97%.
PRIME	Prime rate as of January 31, 2026 was 6.75%
SOFR	Secured Overnight Financing Rate as of January 31, 2026 was 3.67%.
(a)	Security considered restricted.
(b)	Value determined using significant unobservable inputs.
(c)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(d)	Non-income producing security.
(e)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration.

(f)	Investment is an unfunded or partially funded commitment.
(g)	The money market fund's average 7-day yield as of January 31, 2026 was 3.61%.
(h)	Zero coupon bond.

The following are the details of the restricted securities held by the Fund:

Issuer	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

Leveraged Loans
Multi-Color Corp	TL 1L B 10/21 EUR	12,646	$12,971	$6,994	3/22/2024	1.38%
SI Group Inc	TL 1L 12/25	1,075	968	1,071	12/23/2025	0.21%
Accuride Corp	TL 1L 03/25	2,374	3,139	4,537	3/7/2025	0.89%
Foresight Energy LLC	TL 1L A 06/20	2,091	2,091	2,048	6/30/2020	0.40%
Biscuits Poult SAS	TL 1L B 01/20	16	17	17	11/20/2025	0.00%
ScionHealth	TL 1L B 12/21	1,676	1,612	554	12/17/2021	0.11%
SIRVA Worldwide Inc	TL 1L 08/24	302	301	302	8/20/2024	0.06%
SIRVA Worldwide Inc	TL 1L 08/24	1,353	1,346	1,006	8/20/2024	0.20%
SIRVA Worldwide Inc	TL 1L DD 08/24	749	742	749	8/22/2024	0.15%

High Yield Securities
Multi-Color Corp	9.500% 11/2028	1,302	1,302	599	3/28/2023	0.12%
Fire BC SpA	10.000% 02/2028	457	524	558	9/10/2024	0.11%
Snap Inc	6.875% 03/2033	1,819	1,874	1,868	9/24/2025	0.37%
Heimstaden AB	8.375% 01/2030	2,981	3,661	3,793	11/12/2025	0.75%

Equity & Other Investments
Belk Inc	Common Stock	82,904	1,362	2,418	7/22/2024	0.48%
SI Group Inc	Common Stock	38,157	4,547	464	9/18/2024	0.09%
Yak Access LLC	Common Stock (Series A)	9,358	-	1	3/10/2023	0.00%
Foresight Energy LLC	Common Stock	320,381	3,666	2,203	6/30/2020	0.43%
Aimbridge Acquisition Co Inc	Common Stock	104,732	10,612	7,410	3/11/2025	1.46%
Total			$50,735	$36,592